Leases - Schedule of Supplemental Information Operating Leases and Finance Leases (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jun. 28, 2025
Condensed Balance Sheet Statements, Captions [Line Items]
Operating lease assets	$ 32,099	$ 36,836		$ 34,737
Finance lease assets	5,400	4,389
Total leased assets	37,499	41,225
Current
Operating	(13,423)	(13,972)		$ (12,623)
Finance	(1,522)	(1,220)
Noncurrent
Operating	(21,014)	(25,754)
Finance	(3,691)	(3,188)
Total lease liabilities	$ (39,650)	$ (44,134)
Operating leases	3 years 7 months 6 days	3 years 8 months 12 days
Finance leases	2 years 2 months 12 days	2 years
Weighted - Average Discount Rate
Operating leases	5.00%	4.00%
Finance leases	7.00%	7.00%
Operating cash flows from operating leases	$ 14,556	$ 14,903	$ 13,739
Financing cash flows from finance leases	1,545	1,346	1,241
Right-of-use assets obtained in exchange for lease obligations
Operating leases	10,537	11,084	7,058
Operating lease cost	15,851	16,658	15,724
Variable operating lease cost	5,682	4,222	3,806
Finance lease cost
Amortization of financing lease assets	1,530	1,343	1,239
Interest on lease liabilities	253	165	121
Total lease cost	$ 23,316	$ 22,388	$ 20,890